Interim Condensed Consolidated Statements of Financial Position (September Periods Unaudited) - CAD ($)	Sep. 30, 2018	Mar. 31, 2018
Current assets
Cash and cash equivalents	$ 17,225,000	$ 48,861,000
Restricted cash	3,537,000	3,515,000
Trade and other receivables	694,479,000	697,307,000
Gas in storage	42,916,000	11,812,000
Fair value of derivative financial assets	204,360,000	218,769,000
Income tax recoverable	16,508,000	5,617,000
Other current assets	148,777,000	109,697,000
	1,127,802,000	1,095,578,000
Non-current assets
Investments	36,329,000	36,314,000
Property, plant and equipment	19,775,000	18,893,000
Intangible assets	414,006,000	401,926,000
Fair value of derivative financial assets	23,427,000	64,662,000
Deferred tax asset	2,971,000	9,449,000
Other non-current assets	45,670,000	19,987,000
	542,178,000	551,231,000
TOTAL ASSETS	1,669,980,000	1,646,809,000
Current liabilities
Trade payables and other	637,405,000	621,148,000
Deferred revenue	69,612,000	41,684,000
Income taxes payable	6,616,000	7,304,000
Fair value of derivative financial liabilities	40,835,000	86,288,000
Current portion of long-term debt	132,898,000	121,451,000
	887,366,000	877,875,000
Non-current liabilities
Long-term debt	528,437,000	422,053,000
Fair value of derivative financial liabilities	53,944,000	51,871,000
Deferred tax liability	17,272,000	6,918,000
Other non-current liabilities	46,658,000	57,349,000
	646,311,000	538,191,000
TOTAL LIABILITIES	1,533,677,000	1,416,066,000
SHAREHOLDERS' EQUITY
Shareholders’ capital	1,232,975,000	1,215,826,000
Equity component of convertible debentures	13,029,000	13,029,000
Contributed deficit	(25,186,000)	(22,693,000)
Deficit	(1,153,574,000)	(1,066,931,000)
Accumulated other comprehensive income	69,458,000	91,934,000
Non-controlling interest	(399,000)	(422,000)
TOTAL SHAREHOLDERS' EQUITY	136,303,000	230,743,000
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,669,980,000	$ 1,646,809,000